Columbia Variable Portfolio – Long Government/Credit Bond Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Agency 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	1,312,504	1,236,651
Series 2017-20E Class 1
05/01/2037	2.880%	105,201	98,885
Series 2017-20F Class 1
06/01/2037	2.810%	933,272	875,550
Series 2017-20G Class 1
07/01/2037	2.980%	782,677	732,299
Series 2017-20H Class 1
08/01/2037	2.750%	659,889	608,844
Series 2017-20I Class 1
09/01/2037	2.590%	1,102,173	1,019,797
Total Asset-Backed Securities — Agency (Cost $4,895,715)			4,572,026

Corporate Bonds & Notes 44.3%

Aerospace & Defense 3.2%
BAE Systems PLC(a)
03/26/2034	5.300%	1,954,000	2,001,215
Boeing Co. (The)
08/01/2059	3.950%	3,284,000	2,258,372
L3Harris Technologies, Inc.
06/01/2034	5.350%	1,183,000	1,203,684
Lockheed Martin Corp.
06/15/2050	2.800%	1,120,000	698,224
Northrop Grumman Corp.
10/15/2047	4.030%	2,570,000	2,021,082
United Technologies Corp.
07/15/2038	6.125%	3,140,000	3,376,743
Total			11,559,320
Banking 5.0%
Bank of America Corp.(b)
03/20/2051	4.083%	4,070,000	3,145,566
Citigroup, Inc.
07/23/2048	4.650%	1,855,000	1,570,629
Goldman Sachs Group, Inc. (The)(b)
01/28/2056	5.734%	2,250,000	2,189,879
HSBC Holdings PLC(b)
03/10/2037	5.279%	2,691,000	2,641,990
JPMorgan Chase & Co.(b)
11/15/2048	3.964%	4,245,000	3,294,754
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(b)
03/13/2047	5.900%	2,852,000	2,839,663
US Bancorp(b)
01/26/2037	5.033%	500,000	493,619
Wells Fargo & Co.(b)
04/04/2051	5.013%	2,035,000	1,795,712
Total			17,971,812
Building Materials 0.1%
JH North America Holdings, Inc.(a)
07/31/2032	6.125%	398,000	397,452
Cable and Satellite 1.5%
Charter Communications Operating LLC
06/30/2062	3.950%	279,000	164,235
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	3,320,000	2,670,649
Comcast Corp.
11/01/2056	2.937%	4,935,000	2,739,926
Total			5,574,810
Chemicals 0.4%
Dow Chemical Co. (The)
03/15/2055	5.950%	365,000	329,482
LYB International Finance III LLC
04/01/2051	3.625%	1,800,000	1,159,655
Total			1,489,137
Construction Machinery 0.3%
United Rentals North America, Inc.
02/15/2031	3.875%	1,010,000	949,881
Diversified Manufacturing 0.6%
Carrier Global Corp.
04/05/2040	3.377%	1,590,000	1,252,197
Siemens Funding BV(a)
05/28/2035	5.200%	958,000	979,947
Total			2,232,144
Electric 7.2%
AEP Texas, Inc.
01/15/2050	3.450%	2,590,000	1,732,034
05/15/2051	3.450%	750,000	496,462
Ameren Corp.
05/15/2036	5.000%	1,095,000	1,065,468
CenterPoint Energy Houston Electric LLC
08/15/2035	4.950%	463,000	458,674

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co of New York, Inc.
11/15/2055	5.750%	313,000	309,047
Consolidated Edison Co. of New York, Inc.
03/15/2055	5.500%	1,305,000	1,242,313
DTE Electric Co.
03/01/2056	5.550%	940,000	908,678
Duke Energy Indiana LLC
04/01/2050	2.750%	1,545,000	938,548
04/01/2053	5.400%	1,993,000	1,858,402
Entergy Louisiana LLC
04/15/2056	5.650%	855,000	821,957
Eversource Energy
07/15/2034	5.950%	1,290,000	1,344,540
Exelon Corp.
03/15/2052	4.100%	4,269,000	3,224,814
FirstEnergy Corp.
03/01/2050	3.400%	2,065,000	1,379,645
Florida Power & Light Co.
03/15/2055	5.700%	1,560,000	1,553,533
MidAmerican Energy Co.
02/01/2055	5.300%	560,000	519,488
Oncor Electric Delivery Co. LLC
05/15/2050	3.700%	690,000	499,632
Oncor Electric Delivery Co. LLC(a)
03/15/2056	5.900%	535,000	534,534
Pacific Gas and Electric Co.
07/01/2050	4.950%	1,905,000	1,582,360
PacifiCorp
06/15/2052	2.900%	770,000	437,683
Public Service Electric and Gas Co.
01/01/2056	5.625%	644,000	634,464
Virginia Electric and Power Co.
03/15/2036	4.950%	3,170,000	3,088,836
Xcel Energy, Inc.
12/01/2049	3.500%	2,027,000	1,416,664
Total			26,047,776
Food and Beverage 2.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,989,000	1,793,335
Bacardi Ltd.(a)
05/15/2038	5.150%	3,571,000	3,312,025
Campbell Soup Co.
04/24/2050	3.125%	113,000	67,618
Conagra Brands, Inc.
11/01/2048	5.400%	490,000	416,030
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Keurig Dr Pepper, Inc.
04/15/2052	4.500%	185,000	143,770
Kraft Heinz Foods Co.
06/01/2046	4.375%	399,000	311,266
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	1,657,000	1,446,819
PepsiCo., Inc.
02/15/2053	4.650%	600,000	518,180
Tyson Foods, Inc.
09/28/2048	5.100%	530,000	476,548
Total			8,485,591
Health Care 2.3%
Abbott Laboratories
03/15/2056	5.500%	1,425,000	1,397,406
Cigna Corp.
03/15/2050	3.400%	1,529,000	1,045,290
CVS Health Corp.
07/20/2045	5.125%	2,508,000	2,206,337
GE HealthCare Technologies, Inc.
06/15/2035	5.500%	469,000	478,268
12/15/2035	4.950%	471,000	462,359
HCA, Inc.
03/15/2052	4.625%	2,277,000	1,812,221
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	850,000	749,429
Total			8,151,310
Healthcare Insurance 0.9%
UnitedHealth Group, Inc.
04/15/2054	5.375%	3,566,000	3,276,895
Independent Energy 0.8%
APA Corp.
02/15/2055	6.750%	726,000	729,421
Diamondback Energy, Inc.
04/18/2064	5.900%	667,000	633,467
Occidental Petroleum Corp.
10/01/2054	6.050%	1,149,000	1,116,107
Woodside Finance Ltd.
05/19/2035	6.000%	355,000	369,643
Total			2,848,638
Integrated Energy 0.7%
BP Capital Markets America, Inc.
03/17/2052	3.001%	1,746,000	1,105,403
Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TotalEnergies Capital SA
04/05/2064	5.638%	1,453,000	1,396,648
Total			2,502,051
Life Insurance 1.2%
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,220,000	1,613,972
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	2,003,000	1,356,456
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	292,000	298,771
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	1,756,000	1,174,326
Total			4,443,525
Media and Entertainment 0.8%
Fox Corp.
01/25/2049	5.576%	490,000	450,480
Meta Platforms, Inc.
05/15/2063	5.750%	1,005,000	932,690
11/15/2065	5.750%	1,793,000	1,662,895
Total			3,046,065
Midstream 2.0%
Enbridge, Inc.
04/05/2034	5.625%	840,000	867,030
Energy Transfer LP
05/15/2054	5.950%	2,219,000	2,082,797
01/15/2056	6.300%	190,000	187,413
Enterprise Products Operating LLC
02/16/2055	5.550%	675,000	649,100
MPLX LP
03/14/2052	4.950%	1,056,000	876,713
Western Gas Partners LP
03/01/2048	5.300%	928,000	784,185
Williams Companies, Inc. (The)
06/24/2044	5.750%	1,815,000	1,768,528
Total			7,215,766
Natural Gas 0.8%
NiSource, Inc.
02/15/2044	4.800%	2,747,000	2,397,047
Southern California Gas Co.
04/01/2054	5.600%	450,000	429,254
Total			2,826,301
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 3.3%
AbbVie, Inc.
11/06/2042	4.400%	2,167,000	1,901,764
Amgen, Inc.
03/02/2063	5.750%	2,677,000	2,572,868
Bristol Myers Squibb Co.
03/15/2052	3.700%	1,240,000	894,399
Eli Lilly & Co.
10/15/2065	5.650%	1,180,000	1,159,441
Johnson & Johnson
03/03/2047	3.750%	1,105,000	871,793
Merck & Co., Inc.
12/04/2055	5.550%	2,715,000	2,635,032
Pfizer, Inc.
12/15/2046	4.125%	2,278,000	1,834,116
Total			11,869,413
Property & Casualty 0.1%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	720,000	541,545
Railroads 1.8%
Burlington Northern Santa Fe LLC
03/15/2056	5.550%	2,318,000	2,248,267
Canadian Pacific Railway Co.
12/02/2051	3.100%	610,000	399,154
03/15/2056	5.500%	650,000	621,552
Norfolk Southern Corp.
08/25/2051	2.900%	1,215,000	745,212
08/15/2052	4.050%	1,191,000	902,558
Union Pacific Corp.
02/05/2050	3.250%	2,250,000	1,525,764
Total			6,442,507
Restaurants 0.2%
McDonald’s Corp.
09/01/2049	3.625%	810,000	583,130
Retailers 1.3%
Amazon.com, Inc.
05/12/2051	3.100%	2,774,000	1,809,692
03/13/2056	5.800%	530,000	528,704
Lowe’s Companies, Inc.
04/01/2052	4.250%	2,632,000	2,015,772
Walmart, Inc.
09/22/2051	2.650%	525,000	323,299
Total			4,677,467

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.3%
Kroger Co. (The)
09/15/2064	5.650%	1,273,000	1,182,742
Technology 4.4%
Alphabet, Inc.
02/15/2056	5.650%	2,125,000	2,116,543
02/15/2066	5.750%	517,000	511,945
Apple, Inc.
02/08/2051	2.650%	2,784,000	1,686,353
Broadcom, Inc.(a)
11/15/2036	3.187%	2,862,000	2,392,007
Cisco Systems, Inc.
02/24/2055	5.500%	500,000	484,314
Foundry JV Holdco LLC(a)
01/25/2034	5.875%	1,747,000	1,771,671
Intel Corp.
08/12/2051	3.050%	2,200,000	1,332,157
International Business Machines Corp.
02/10/2055	5.700%	825,000	778,689
NXP BV/Funding LLC/USA, Inc.
02/15/2042	3.125%	1,740,000	1,232,345
Oracle Corp.
07/15/2046	4.000%	3,750,000	2,528,689
02/06/2053	5.550%	932,000	743,431
09/26/2065	6.100%	246,000	203,899
Total			15,782,043
Tobacco 0.3%
BAT Capital Corp.
08/02/2043	7.079%	1,080,000	1,188,190
Wireless 0.7%
T-Mobile US, Inc.
04/15/2050	4.500%	1,100,000	887,957
T-Mobile USA, Inc.
02/15/2056	5.850%	660,000	640,278
Vodafone Group PLC
06/28/2064	5.875%	920,000	870,643
Total			2,398,878
Wirelines 1.8%
AT&T, Inc.
12/01/2057	3.800%	5,047,000	3,400,363
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/22/2041	3.400%	4,015,000	3,087,363
Total			6,487,726
Total Corporate Bonds & Notes (Cost $167,983,915)			160,172,115

Foreign Government Obligations(c) 0.6%

Mexico 0.6%
Mexico Government International Bond
05/04/2053	6.338%	2,405,000	2,235,613
Total Foreign Government Obligations (Cost $2,404,952)			2,235,613

U.S. Treasury Obligations 44.4%

U.S. Treasury
02/15/2036	4.500%	17,158,000	17,482,393
05/15/2038	4.500%	14,945,000	15,043,077
08/15/2040	3.875%	1,725,000	1,580,262
02/15/2041	4.750%	3,935,000	3,954,675
05/15/2041	4.375%	6,568,000	6,324,779
05/15/2043	2.875%	4,575,000	3,513,457
05/15/2043	3.875%	3,418,500	3,030,714
08/15/2043	4.375%	17,646,000	16,656,170
08/15/2044	3.125%	2,795,000	2,190,581
11/15/2044	3.000%	2,595,000	1,985,986
05/15/2045	5.000%	10,589,000	10,727,981
08/15/2045	4.875%	5,119,000	5,103,003
11/15/2045	3.000%	2,080,000	1,572,350
02/15/2046	4.625%	1,289,000	1,242,274
11/15/2047	2.750%	3,615,000	2,550,269
02/15/2048	3.000%	17,090,000	12,603,875
02/15/2051	1.875%	3,770,000	2,092,939
05/15/2052	2.875%	17,847,900	12,376,403
02/15/2053	3.625%	2,167,300	1,739,258
02/15/2055	4.625%	3,371,000	3,214,564
11/15/2055	4.625%	2,460,000	2,349,684
U.S. Treasury(d)
05/15/2047	3.000%	21,257,900	15,797,277
U.S. Treasury(e)
STRIPS
02/15/2040	0.000%	19,295,800	10,064,655
11/15/2041	0.000%	6,871,000	3,227,804
05/15/2043	0.000%	9,604,000	4,114,545
Total U.S. Treasury Obligations (Cost $190,614,192)			160,538,975
Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2026 (Unaudited)

Money Market Funds 8.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(f),(g)	29,433,866	29,422,093
Total Money Market Funds (Cost $29,420,055)		29,422,093
Total Investments in Securities (Cost: $395,318,829)		356,940,822
Other Assets & Liabilities, Net		4,393,052
Net Assets		361,333,874
At March 31, 2026, securities and/or cash totaling $10,205,483 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	145	06/2026	USD	16,511,875	—	(534,570)
U.S. Treasury Ultra Bond	34	06/2026	USD	3,963,125	12,065	—
U.S. Treasury Ultra Bond	374	06/2026	USD	43,594,375	—	(1,483,864)
Total					12,065	(2,018,434)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(12)	06/2026	USD	(1,332,563)	32,793	—
U.S. Treasury 2-Year Note	(6)	06/2026	USD	(1,244,672)	8,802	—
U.S. Treasury 5-Year Note	(16)	06/2026	USD	(1,730,875)	25,617	—
U.S. Treasury Ultra 10-Year Note	(252)	06/2026	USD	(28,605,938)	628,673	—
Total					695,885	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $15,832,376, which represents 4.38% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	29,150,494	30,661,972	(30,387,477)	(2,896)	29,422,093	(987)	290,981	29,433,866

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2026 (Unaudited)
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7016_(05/26)